Related party transactions and balances (Narrative) (Details) ¥ in Thousands								1 Months Ended		12 Months Ended
	Nov. 20, 2015 USD ($) shares	May. 08, 2015 USD ($) shares	May. 08, 2015 CNY (¥) shares	May. 08, 2015 USD ($) shares	May. 08, 2015 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	May. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related Party Transaction [Line Items]
Proceeds from the private placement										$ 375,162,000	¥ 2,430,223	¥ 905,590
Private Placement [Member]
Related Party Transaction [Line Items]
Cash consideration of ordinary shares issued | ¥											3,104,514	891,513
Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued	90,909,091	93,750,000	93,750,000			36,812,868	36,812,868
Proceeds from the private placement	$ 500,000,000	$ 400,000,000	¥ 2,445,000			$ 148,000,000	¥ 905,792
Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets | ¥			¥ 660,215		¥ 660,215
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued		65,625,000	65,625,000
Cash consideration of ordinary shares issued		$ 250,000,000	¥ 1,528,200
Ctrip [Member]
Related Party Transaction [Line Items]
Online platform and commission fees | ¥											¥ 3,500	¥ 700
Ctrip [Member] | Class A ordinary shares [Member] | Private placement concurrent with initial public offering [Member]
Related Party Transaction [Line Items]
Number of shares issued									5,000,000
Ctrip [Member] | Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued								3,750,000	3,731,034
Proceeds from the private placement | $								$ 20,000,000	$ 15,000,000
JD [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets | ¥			¥ 660,200		¥ 660,200
Estimated useful lives				5 years	5 years
JD [Member] | Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued				65,625,000	65,625,000
Cash consideration of ordinary shares issued				$ 250,000,000	¥ 1,528,200